UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-1018

Dreyfus Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/10

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Equity Growth Fund
September 30, 2010 (Unaudited)

Common Stocks--98.4%	Shares	Value ($)
Consumer Discretionary--16.5%
Abercrombie & Fitch, Cl. A	44,300 a	1,741,876
Amazon.com	53,800 b	8,449,828
Autoliv	50,390	3,291,979
Carnival	67,964	2,596,904
Dick's Sporting Goods	67,970 b	1,905,879
DIRECTV, Cl. A	83,580 b	3,479,435
Las Vegas Sands	87,870 b	3,062,270
Limited Brands	101,300	2,712,814
Macy's	163,680	3,779,371
NetFlix	17,870 a,b	2,897,799
Newell Rubbermaid	141,250	2,515,663
News, Cl. A	144,130	1,882,338
Nordstrom	103,960	3,867,312
Omnicom Group	53,880	2,127,182
Staples	160,520	3,358,078
Target	100,670	5,379,805
Toll Brothers	89,970 b	1,711,229
		54,759,762
Consumer Staples--10.3%
Clorox	48,320	3,225,843
Costco Wholesale	54,840	3,536,632
Energizer Holdings	47,650 b	3,203,510
Estee Lauder, Cl. A	31,630	1,999,965
PepsiCo	113,790	7,560,208
Philip Morris International	167,740	9,396,795
Procter & Gamble	40,720	2,441,978
Whole Foods Market	80,490 a,b	2,986,984
		34,351,915
Energy--10.2%
Cameron International	66,090 b	2,839,226

EOG Resources	24,980	2,322,391
Exxon Mobil	265,580	16,410,188
Halliburton	78,090	2,582,436
Occidental Petroleum	38,860	3,042,738
Schlumberger	105,560	6,503,552
		33,700,531
Financial--3.2%
American Express	90,170	3,789,845
Prudential Financial	39,090	2,117,896
State Street	43,110	1,623,523
T. Rowe Price Group	64,790	3,243,711
		10,774,975
Health Care--11.2%
Alexion Pharmaceuticals	32,850 b	2,114,226
Allergan	48,420	3,221,382
AmerisourceBergen	84,550	2,592,303
Amylin Pharmaceuticals	91,120 a,b	1,899,852
Celgene	50,200 b	2,892,022
Cerner	28,300 b	2,376,917
Edwards Lifesciences	31,010 b	2,079,221
Express Scripts	86,520 b	4,213,524
Hospira	40,280 b	2,296,363
Human Genome Sciences	73,050 b	2,176,160
Illumina	33,970 b	1,671,324
Merck & Co.	42,440	1,562,216
Pfizer	150,694	2,587,416
St. Jude Medical	61,730 b	2,428,458
Warner Chilcott, Cl. A	64,910 b	1,456,580
Zimmer Holdings	28,620 b	1,497,685
		37,065,649
Industrial--11.8%
Caterpillar	111,850	8,800,358
Cooper Industries	69,140	3,383,020
Cummins	50,670	4,589,689
Dover	69,871	3,647,965
General Electric	295,450	4,801,063
Ingersoll-Rand	147,650	5,272,581

Rockwell Collins	45,600	2,656,200
United Technologies	84,480	6,017,510
		39,168,386
Information Technology--30.7%
Agilent Technologies	69,440 b	2,317,213
Akamai Technologies	55,870 b	2,803,556
Amphenol, Cl. A	72,800	3,565,744
Apple	66,904 b	18,984,010
BMC Software	82,210 b	3,327,861
Cree	62,320 b	3,383,353
Google, Cl. A	20,056 b	10,545,244
Informatica	102,830 b	3,949,700
International Business Machines	78,740	10,562,184
Motorola	360,800 b	3,077,624
NetApp	53,910 b	2,684,179
Oracle	351,610	9,440,729
QUALCOMM	196,450	8,863,824
Salesforce.com	28,900 b	3,231,020
Teradata	97,520 b	3,760,371
Trimble Navigation	98,560 b	3,453,542
Visa, Cl. A	60,350	4,481,591
VMware, Cl. A	41,470 b	3,522,462
		101,954,207
Materials--4.5%
Air Products & Chemicals	51,750	4,285,935
Crown Holdings	64,170 b	1,839,112
Freeport-McMoRan Copper & Gold	65,650	5,605,854
Mosaic	56,990	3,348,732
		15,079,633
Total Common Stocks
(cost $272,549,029)		326,855,058

Other Investment--1.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,938,000)	3,938,000 [c]	3,938,000

Investment of Cash Collateral for
Securities Loaned--1.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $5,697,847)	5,697,847 [c]	5,697,847

Total Investments (cost $282,184,876)	101.3%	336,490,905
Liabilities, Less Cash and Receivables	(1.3%)	(4,332,568)
Net Assets	100.0%	332,158,337

a	Security, or portion thereof, on loan. At September 30, 2010, the market value of the fund's securities on loan was $4,669,804 and the market value of the collateral held by the fund was $5,697,847.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At September 30, 2010, the aggregate cost of investment securities for income tax purposes was $282,184,876.

Net unrealized appreciation on investments was $54,306,029 of which $56,222,341 related to appreciated investment securities and $1,916,312 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	323,563,079	-	-	323,563,079
Equity Securities - Foreign+	3,291,979	-	-	3,291,979
Mutual Funds	9,635,847	-	-	9,635,847
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Mid-Cap Growth Fund
September 30, 2010 (Unaudited)

Common Stocks--97.3%	Shares	Value ($)
Consumer Discretionary--11.4%
Apollo Group, Cl. A	36,590 a	1,878,896
Coach	59,170	2,541,943
Expedia	66,200	1,867,502
Marriott International, Cl. A	75,590	2,708,390
PetSmart	79,520	2,783,200
Williams-Sonoma	78,740	2,496,058
		14,275,989
Consumer Staples--8.0%
Clorox	35,660	2,380,662
Estee Lauder, Cl. A	27,540	1,741,354
Hansen Natural	37,820 a	1,763,168
Mead Johnson Nutrition	42,020	2,391,358
Whole Foods Market	48,940 a	1,816,163
		10,092,705
Energy--5.0%
Cameron International	57,250 a	2,459,460
Concho Resources	30,050 a	1,988,408
Continental Resources	40,230 a	1,865,063
		6,312,931
Exchange Traded Funds--5.9%
IShares Russell 2000 Index Fund	117,770 b	5,867,301
Powershares QQQ	32,570 b	1,598,210
		7,465,511
Financial--8.6%
Arch Capital Group	28,530 a	2,390,814
Huntington Bancshares	294,880	1,671,970
KeyCorp	315,030	2,507,639
New York Community Bancorp	142,560	2,316,600
Och-Ziff Capital Management Group,
Cl. A	127,240	1,895,876
		10,782,899
Health Care--14.1%
Alexion Pharmaceuticals	33,690 a	2,168,288

Allscripts Healthcare Solutions	123,840 a	2,287,325
AmerisourceBergen	53,730	1,647,362
IDEXX Laboratories	28,040 a,b	1,730,629
Illumina	38,540 a,b	1,896,168
Patterson	58,340	1,671,441
Resmed	55,300 a	1,814,393
Universal Health Services, Cl. B	45,410	1,764,633
Varian Medical Systems	44,190 a	2,673,495
		17,653,734
Industrial--12.3%
Aecom Technology	72,634 a	1,762,101
AMETEK	52,610	2,513,180
Flowserve	21,650	2,368,943
IDEX	55,880	1,984,299
Jacobs Engineering Group	43,030 a	1,665,261
Roper Industries	51,110	3,331,350
Stericycle	26,950 a	1,872,486
		15,497,620
Information Technology--21.8%
Amphenol, Cl. A	39,300	1,924,914
Analog Devices	60,430	1,896,293
Baidu, ADR	29,430 a	3,020,107
BMC Software	45,920 a	1,858,842
Broadcom, Cl. A	45,720	1,618,031
Cognizant Technology Solutions,
Cl. A	38,590 a	2,487,897
Cypress Semiconductor	148,950 a	1,873,791
Dolby Laboratories, Cl. A	25,370 a	1,441,270
FactSet Research Systems	22,150	1,797,029
Harris	41,400	1,833,606
QLogic	108,730 a	1,917,997
Salesforce.com	15,110 a	1,689,298
Teradata	52,760 a	2,034,426
VeriSign	62,780 a	1,992,637
		27,386,138
Materials--6.2%
CF Industries Holdings	18,390	1,756,245
FMC	26,780	1,832,020
Royal Gold	49,380	2,461,099
Titanium Metals	89,140 a	1,779,234

		7,828,598
Telecommunication Services--4.0%
American Tower, Cl. A	44,170 a	2,264,154
Sprint Nextel	590,650 a	2,734,710
		4,998,864
Total Common Stocks
(cost $107,010,278)		122,294,989

Other Investment--2.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,395,000)	3,395,000 [c]	3,395,000
Investment of Cash Collateral for
Securities Loaned--4.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $6,033,342)	6,033,342 [c]	6,033,342
Total Investments (cost $116,438,620)	104.8%	131,723,331
Liabilities, Less Cash and Receivables	(4.8%)	(5,994,736)
Net Assets	100.0%	125,728,595

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At September 30, 2010, the market value of the fund's securities on loan was $5,902,325 and the market value of the collateral held by the fund was $6,033,342.
c	Investment in affiliated money market mutual fund.

At September 30, 2010, the aggregate cost of investment securities for income tax purposes was $116,438,620. Net unrealized appreciation on investments was $15,284,711 of which $16,811,696 related to appreciated investment securities and $1,526,985 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	21.8
Health Care	14.1
Industrial	12.3
Consumer Discretionary	11.4

Financial	8.6
Consumer Staples	8.0
Money Market Investments	7.5
Materials	6.2
Exchange Traded Funds	5.9
Energy	5.0
Telecommunication Services	4.0
104.8
† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	111,809,371	-	-	111,809,371
Equity Securities - Foreign+	3,020,107	-	-	3,020,107
Mutual Funds/Exchange Traded Funds	16,893,853	-	-	16,893,853
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: November 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: November 30, 2010

By: /s/ James Windels
James Windels Treasurer
Date: November 30, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)